Prepayments and other receivables (Details Narrative) € in Thousands	Jun. 30, 2026 EUR (€)
Al Shola Gas [member]
IfrsStatementLineItems [Line Items]
Trade receivables	€ 4,673
Bright Hy [member]
IfrsStatementLineItems [Line Items]
Trade receivables	€ 426